Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance on an As-converted Basis
The following table summarizes the Company’s shares of common stock reserved for future issuance on an as-converted
basis (in thousands):

	December 31, 2019	December 31, 2020
Conversion of outstanding redeemable convertible preferred stock	230,953	—
Stock options issued and outstanding under the 2014 Plan	36,247	33,802
RSUs outstanding under the 2014 and 2020 Plan	15,924	34,939
Remaining shares available for future issuance	10,478	32,210
Shares available for issuance under the 2020 Employee Stock Purchase Plan	—	6,499

Total	293,602	107,450

Schedule of Non-vested Performance Shares

	Company Stock Price Target	Number of RSUs Eligible to Vest
1	$187.60	518,950
2	$226.80	518,950
3	$265.80	1,037,900
4	$305.00	1,037,900
5	$344.00	1,037,900
6	$383.00	1,556,850
7	$422.20	1,556,850
8	$461.20	1,556,850
9	$501.00	1,556,850

Schedule of Activity under the 2014 and 2020 Plans
A summary of activity under the 2014 and 2020 Plan and related information was as follows (in millions, except share amounts which are reflected in thousands, and per share data):

	Options Outstanding
	Shares subject to Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balance as of December 31, 2020	33,802	$2.42	5.92	$4,744
Granted	—	$—
Exercised	(12,346)	$2.27		$1,880
Forfeited	(28)	$2.98

Balance as of September 30, 2021	21,428	$2.51	4.87	$4,359

Exercisable as of September 30, 2021	19,231	$2.07	4.64	$3,921

Vested and expected to vest as of September 30, 2021	21,428	$2.51	4.87	$4,359

A summary of activity under the 2014 and 2020 Plan and related information was as follows (in millions, except share amounts which are reflected in thousands, and per share data):

		Options Outstanding
	Shares Available for Grant	Shares subject to Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balance as of December 31, 2019	10,478	36,247	$2.38	6.92	$1,070
Shares authorized	40,493	—
Options granted	—	—	$—
Options exercised	—	(2,191)	$1.90		129
Options forfeited	254	(254)	$1.94
RSUs granted	(20,126)	—
RSUs forfeited	1,046	—
Shares withheld related to net share settlement, returned to the 2020 Plan	65

Balance as of December 31, 2020	32,210	33,802	$2.42	5.92	$4,744

Exercisable as of December 31, 2020		28,291	$1.95	5.61	$3,983

Vested and expected to vest as of December 31, 2020		33,802	$2.42	5.92	$4,744

Summary of RSU Activity
The summary of RSU activity was as follows (in millions, except share amounts which are reflected in thousands, and per share data):

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested units as of December 31, 2020	28,366		$4,049
Granted	6,545	$166.87
Vested	(47)	$105.26
Vested and settled	(5,852)	$50.34
Forfeited	(909)	$72.89

Unvested units as of September 30, 2021	28,103		$5,789

The summary of RSU activity was as follows (in millions, except share amounts which are reflected in thousands, and per share data):

	Number of Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested units as of December 31, 2019	15,924		$508
Granted	20,126	$56.27
Vested	(6,573)	$17.40
Vested and settled	(65)	$10.68
Forfeited	(1,046)	$29.14

Unvested units as of December 31, 2020	28,366		$4,049

Schedule of Assumptions used to Estimate the Fair Value of Stock Options Granted
The assumptions used to estimate the fair value of stock options granted for the periods presented were as follows:

Year Ended December 31,
	2018	2019	2020
Expected volatility	54.10% - 57.64%	53.73% - 53.85%	—
Risk-free rate	2.49% - 3.08%	2.35% - 2.36%	—
Dividend yield	—	—	—
Expected term (in years)	5.00 - 6.10	5.91 - 6.03	—

Schedule of Stock-based compensation Expense
The Company recorded stock-based compensation expense in the condensed consolidated statements of operations as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Cost of revenue, exclusive of depreciation and amortization	$—	$13	$1	$34
Sales and marketing	—	14	1	38
Research and development	2	47	5	129
General and administrative	1	48	4	156

Total stock-based compensation expense	$3	$122	$11	$357

The Company recorded stock-based compensation expense in the consolidated statements of operations as follows (in millions):

	Year Ended December 31,
	2018	2019	2020
Cost of revenue, exclusive of depreciation and amortization	$3	$2	$31
Sales and marketing	3	2	37
Research and development	11	8	171
General and administrative	7	6	83

Total stock-based compensation expense	$24	$18	$322